Property and Equipment - Table 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fully Depreciated Assets and Assets Under Capital Lease Obligations
Fully depreciated assets	$ 221.9	$ 200.8
Assets under capital lease obligations:
Capital Leased Assets, Gross	161.7	197.4
Accumumlated Amortization	(100.3)	(124.9)
Assets Under Capital Lease Obligations, Net	61.4	72.5
Building [Member]
Assets under capital lease obligations:
Capital Leased Assets, Gross	161.5	197.2
Equipment [Member]
Assets under capital lease obligations:
Capital Leased Assets, Gross	$ 0.2	$ 0.2